Regulatory Requirements (Consolidated Capital Adequacy Ratio of the Company) (Details) (KB Financial Group [Member], KRW) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
KB Financial Group [Member]
Risk-weighted assets	183,077,983	182,664,075
Equity capital	23,948,343	24,360,262
Consolidated capital adequacy ratio	13.08%	13.34%